Convertible Debt (Tables)	12 Months Ended
Oct. 31, 2021
Financial Instruments [Abstract]
Summary of Convertible Debt

	October 31, 2021	October 31, 2020	October 31, 2019
	$	$	$
Proceeds of issue of convertible debt	100,000,000	386,190	386,190
Transaction costs	(1,599,737)	—	—
Net Proceeds from issue of convertible debt	98,400,263	386,190	386,190

Conversion feature at date of issue	27,681,043	96,548	96,548
Fair value (gain) loss on embedded derivative	1,347,895	—	—
Conversion into common shares	—	(96,548)	—
Conversion feature at end of period	29,028,938	—	96,548

Debt component at date of issue (net of transaction costs)	70,719,220	289,642	289,642
Prior year interest plus accretion	—	99,549	39,212
Amortization of transaction costs	26,662	—	—
Accrued interest at 7% (2020 - 8%)	641,667	4,956	30,114
Accretion expense during the year	461,351	4,975	30,223
Conversion into common shares	—	(395,861)	—
Foreign exchange on translation	—	(3,261)	(4,984)
Debt component at end of period	71,848,900	—	384,207

Summary of assumptions used in stock option pricing	The assumptions used in the model were as follows:

	September 29, 2021 (issuance date)	October 31, 2021
Risk free interest rate	1.06%	1.23%
Expected life of options	5 years	4.92 years
Expected dividend yield	0.0%	0.0%
Expected stock price volatility	66%	62%
Share Price	12.56	12.94